3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

NOTE 3 PROPERTY AND EQUIPMENT

Fixed assets were comprised of the following as of December 31, 2015 and 2014:

	2015	2014

Computers	$ 58,121	$ 12,134
Office equipment	27,083	4,055
Total	85,224	16,189
Less: Accumulated depreciation	12,201	2,027
Property and equipment, net	$ 73,023	$ 14,162

Depreciation expense for the years ended December 31, 2015 and 2014 were $10,174 and $1,799, respectively.